Virtus Ceredex Small-Cap Value Equity Fund and Virtus SGA International Growth Fund (the “funds”), each a series of Virtus Asset Trust

Supplement dated November 20, 2020, to the Summary Prospectuses and the Virtus Asset Trust Statutory Prospectus,

each dated April 28, 2020, each as supplemented

Important Notice to Investors

Effective December 1, 2020, the funds’ investment adviser, Virtus Fund Advisers, LLC, will implement a new expense limitation arrangement to further limit the funds’ expenses. These changes are described in more detail below.

Virtus Ceredex Small-Cap Value Equity Fund

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I	Class R6
Management Fees	0.85%	0.85%	0.85%	0.85%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.38%	0.35%	0.35%	0.20%
Total Annual Fund Operating Expenses	1.48%	2.20%	1.20%	1.05%
Less: Fee Waivers and/or Expense Reimbursements(b)	(0.00)%	(0.36)	(0.02)%	(0.17)%
Total Annual Fund Operating Expenses After Expense Reimbursement(b)	1.48%	1.84%	1.18%	0.88%

(b)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.84% for Class C Shares, 1.18 % for Class I Shares and 0.88% for Class R6 Shares through April 30, 2022. Following the contractual period, the fund’s investment adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the fund’s investment adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, or at the time of recapture.

Under “Fees and Expenses,” the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$718	$1,019	$1,341	$2,252
Class C	Sold	$287	$652	$1,143	$2,496
	Held	$187	$652	$1,143	$2,496
Class I	Sold or Held	$120	$381	$662	$1,463
Class R6	Sold or Held	$90	$317	$563	$1,267

Virtus SGA International Growth Fund

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class I	Class R6
Management Fees	0.85%	0.85%	0.85%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	None	None
Other Expenses	0.48%	0.47%	0.37%
Total Annual Fund Operating Expenses	1.58%	1.32%	1.22%
Less: Fee Waivers and/or Expense Reimbursements(a)	(0.26)%	(0.25)%	(0.27)%
Total Annual Fund Operating Expenses After Expense Reimbursement(a)	1.32%	1.07%	0.95%

(a)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.32% for Class A Shares, 1.07% for Class I Shares and 0.95% for Class R6 Shares through April 30, 2022. Following the contractual period, the fund’s investment adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the fund’s investment adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, or at the time of recapture.

Under “Fees and Expenses,” the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$702	$1,025	$1,371	$2,344
Class I	Sold or Held	$109	$398	$708	$1,589
Class R6	Sold or Held	$97	$363	$649	$1,464

All Funds

In the first table in the section “More Information About Fund Expenses” on page 100 of the statutory prospectus, the rows corresponding to the funds will be replaced with the following and a new footnote added after the table:

	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Ceredex Small-Cap Value Equity Fund*	1.49%	1.84%	1.18%	0.88%
SGA International Growth Fund*	1.32%	N/A	1.07%	0.95%

*	Contractual through April 30, 2022.

Investors should retain this supplement with the Prospectuses for future reference.

VAT 8622/CeredexSCV-SGAInt’lGr NewExpCaps (11/20)

Virtus Seix High Grade Municipal Bond Fund, Virtus Seix Investment Grade Tax-Exempt Bond Fund and

Virtus Seix Short-Term Municipal Bond Fund (the “funds”), each a series of Virtus Asset Trust

Supplement dated November 20, 2020, to the Summary Prospectuses and the Virtus Asset Trust Statutory Prospectus,

each dated April 28, 2020 each as supplemented

Important Notice to Investors

Effective December 1, 2020, the funds’ investment adviser, Virtus Fund Advisers, LLC, will implement a new expense limitation arrangement to further limit the funds’ expenses. These changes are described in more detail below.

Virtus Seix High Grade Municipal Bond Fund

Under “Fees and Expenses” in the Virtus Seix High Grade Municipal Bond Fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class I
Management Fees	0.50%	0.50%
Distribution and Shareholder Servicing (12b-1) Fees	0.15%	None
Other Expenses	0.30%	0.35%
Acquired Fund Fees and Expenses	0.03%	0.03%
Total Annual Fund Operating Expenses(a)	0.98%	0.88%
Less: Fee Waiver and/or Expense Reimbursement(b)	(0.22)%	(0.27)%
Total Annual Fund Operating Expenses After Expense Reimbursement(a)(b)	0.76%	0.61%

(a)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
(b)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.73% for Class A Shares and 0.58% for Class I Shares through April 30, 2022. Following the contractual period, the fund’s investment adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the fund’s investment adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, or at the time of recapture.

Under “Fees and Expenses,” the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$350	$557	$781	$1,424
Class I	Sold or Held	$62	$254	$461	$1,059

Virtus Seix Investment Grade Tax-Exempt Bond Fund

Under “Fees and Expenses” in the Virtus Seix Investment Grade Tax-Exempt Bond Fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class I
Management Fees	0.50%	0.50%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	None
Other Expenses	0.26%	0.31%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses(a)	1.02%	0.82%
Less: Fee Waiver and/or Expense Reimbursement(b)	(0.30)%	(0.25)%
Total Annual Fund Operating Expenses After Expense Reimbursement(a)(b)	0.72%	0.57%

(a)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
(b)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.71% for Class A Shares and 0.56% for Class I Shares through April 30, 2022. Following the contractual period, the fund’s investment adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the fund’s investment adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, or at the time of recapture.

Under “Fees and Expenses,” the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$347	$562	$794	$1,462
Class I	Sold or Held	$58	$237	$430	$990

Virtus Seix Short-Term Municipal Bond Fund

Under “Fees and Expenses” in the Virtus Seix Short-Term Municipal Bond Fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class I
Management Fees	0.35%	0.35%
Distribution and Shareholder Servicing (12b-1) Fees	0.15%	None
Other Expenses	0.72%	0.75%

Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses(a)	1.24%	1.12%
Less: Fee Waiver and/or Expense Reimbursement(b)	(0.68)%	(0.73)%
Total Annual Fund Operating Expenses After Expense Reimbursement(a)(b)	0.56%	0.39%

(a)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
(b)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.54% for Class A Shares and 0.37% for Class I Shares through April 30, 2022. Following the contractual period, the fund’s investment adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the fund’s investment adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, or at the time of recapture.

Under “Fees and Expenses,” the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$281	$544	$827	$1,632
Class I	Sold or Held	$40	$283	$546	$1,298

All Funds

In the first table in the section “More Information About Fund Expenses” on page 100 of the statutory prospectus, the row corresponding to the funds will be replaced with the following and a new footnote added after the table:

	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Virtus Seix High Grade Municipal Bond Fund*	0.73%	N/A	0.58%	N/A
Virtus Seix Investment Grade Tax-Exempt Bond Fund*	0.71%	N/A	0.56%	N/A
Virtus Seix Short-Term Municipal Bond Fund*	0.54%	N/A	0.37%	N/A

*	Contractual through April 30, 2022.

Investors should retain this supplement with the Prospectuses for future reference.

VAT 8622/SeixHGMB-IGTEB-STMB NewExpCaps (11/20)

Virtus Ceredex Small-Cap Value Equity Fund, Virtus SGA International Growth Fund,

Virtus Seix High Grade Municipal Bond Fund, Virtus Seix Investment Grade Tax-Exempt Bond Fund

and Virtus Seix Short-Term Municipal Bond Fund (“the funds”), each a series of Virtus Asset Trust

Supplement dated November 20, 2020 to the Statement of

Additional Information (“SAI”) dated April 28, 2020, as supplemented

Important Notice to Investors

Effective December 1, 2020, the funds’ investment adviser, Virtus Fund Advisers, LLC, will implement a new expense limitation arrangement to further limit the funds’ expenses. These changes are described in more detail below.

Under the heading “Investment Advisory Agreement and Expense Limitation Agreement” in the section “Investment Advisory and Other Services” on pages 96-98 of the funds’ SAI, the rows in the second table corresponding to the funds will be replaced with the following and the new footnote added after the table:

	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Ceredex Small-Cap Value Equity Fund*	1.49%	1.84%	1.18%	0.88%
SGA International Growth Fund*	1.32%	N/A	1.07%	0.95%
Seix High Grade Municipal Bond Fund*	0.73%	N/A	0.58%	N/A
Seix Investment Grade Tax-Exempt Bond*	0.71%	N/A	0.56%	N/A
Seix Short-Term Municipal Bond Fund*	0.54%	N/A	0.37%	N/A

*	Contractual through April 30, 2022.

Investors should retain this supplement with the SAI for future reference.

VAT 8622B CeredexSCV-SGAIntGr-SeixHGMB-IGTEB-STMB NewExpCaps (11/20)